Environmental and other provisions (Schedule of detailed information about provisions) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Current provisions	$ 22,292	$ 24,091
Non-current provisions	321,912	279,240
Total provisions	344,204	303,331	$ 502,518
Decommissioning, restoration and similar liabilities [Member]
Disclosure of other provisions [line items]
Current provisions	1,370	4,162
Non-current provisions	313,971	272,240
Total provisions	315,341	276,402	467,800
Deferred share units [Member]
Disclosure of other provisions [line items]
Current provisions	8,660	6,872
Non-current provisions	0	0
Total provisions	8,660	6,872	8,107
Restricted share units [Member]
Disclosure of other provisions [line items]
Current provisions	2,147	4,836
Non-current provisions	2,941	2,019
Total provisions	5,088	6,855	10,889
Performance share units [Member]
Disclosure of other provisions [line items]
Current provisions	727	1,736
Non-current provisions	1,853	1,253
Total provisions	2,580	2,989	5,402
Other provisions [Member]
Disclosure of other provisions [line items]
Current provisions	9,388	6,485
Non-current provisions	3,147	3,728
Total provisions	$ 12,535	$ 10,213	$ 10,320